Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 70,952.27
Total Fee Amount	70,952.27
Total Transaction Valuation	513,774,587.13
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A